UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

NorthPointe Large Cap Value Fund

Semi-Annual	April 30, 2019

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-457-NPF3 (1-877-457-6733). Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary.

Investment Adviser:
NorthPointe Capital, LLC

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND April 30, 2019

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Port within sixty days after period end. The Fund’s Form N-Q and Form N-Port reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-457-6733; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND April 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†:

† Percentages are based on total investments

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.8%

	Shares	Value
COMMUNICATION SERVICES — 7.8%
Comcast, Cl A	32,851	$1,430,004
Discovery, Cl A *	29,104	899,314
Verizon Communications	26,913	1,539,154

		3,868,472

CONSUMER DISCRETIONARY — 6.8%
Darden Restaurants	5,985	703,836
Foot Locker	9,938	568,553
Ford Motor	35,128	367,087
General Motors	12,508	487,187
Lear	2,906	415,558
Target	10,501	812,988

		3,355,209

CONSUMER STAPLES — 2.7%
Altria Group	11,590	629,685
Lamb Weston Holdings	10,351	725,087

		1,354,772

ENERGY — 11.8%
Baker Hughes a GE, Cl A	27,298	655,698
Chevron	13,156	1,579,509
ConocoPhillips	12,096	763,499
ExxonMobil	25,860	2,076,041
Occidental Petroleum	12,879	758,316

		5,833,063

FINANCIALS — 18.6%
BlackRock, Cl A	1,042	505,620

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND April 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Citigroup	21,201	$1,498,911
JPMorgan Chase	20,816	2,415,697
LPL Financial Holdings	11,304	837,513
MetLife	22,152	1,021,872
Popular	16,329	942,347
SLM	50,668	514,787
TD Ameritrade Holding	13,098	688,693
Zions Bancorp	15,459	762,592

		9,188,032

HEALTH CARE — 13.5%
Abbott Laboratories	13,062	1,039,213
Anthem	3,643	958,218
Bristol-Myers Squibb	17,844	828,497
Eli Lilly	4,560	533,702
Merck	21,519	1,693,760
Pfizer	40,078	1,627,568

		6,680,958

INDUSTRIALS — 10.4%
AGCO	11,742	831,099
AMETEK	9,183	809,665
Eaton	4,950	409,959
Genesee & Wyoming, Cl A *	4,264	378,004
Honeywell International	4,215	731,850
Snap-on	4,282	720,575
Textron	10,492	556,076
United Continental Holdings *	7,804	693,463

		5,130,691

INFORMATION TECHNOLOGY — 8.9%
Cisco Systems	30,997	1,734,282
Hewlett Packard Enterprise	38,251	604,748
Oracle	13,962	772,518
Verint Systems *	11,903	718,822
Xerox	16,678	556,378

		4,386,748

MATERIALS — 4.6%
Mosaic	20,847	544,315
Nucor	8,028	458,158

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND April 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS — continued
Reliance Steel & Aluminum	8,892	$817,708
WestRock	12,635	484,932

		2,305,113

REAL ESTATE — 6.5%
Liberty Property Trust REIT	11,887	590,071
Omega Healthcare Investors REIT	25,610	906,338
STORE Capital REIT	24,489	815,973
Welltower REIT	12,262	913,887

		3,226,269

UTILITIES — 8.2%
Ameren	10,124	736,723
Duke Energy	11,791	1,074,396
Exelon	18,451	940,078
OGE Energy	15,555	658,599
Public Service Enterprise Group	10,721	639,508

		4,049,304

TOTAL COMMON STOCK (Cost $47,350,920)		49,378,631

SHORT-TERM INVESTMENT — 0.6%

SEI Daily Income Trust, Government Fund, Cl F, 2.240% (A) (Cost $272,172)	272,172	272,172

TOTAL INVESTMENTS — 100.4% (Cost $47,623,092)		$49,650,803

Percentages	are based on Net Assets of $49,442,140.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of April 30, 2019.

Cl — Class

REIT — Real Estate Investment Trust

As of April 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended April 30, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the year ended April 30, 2019, there were no Level 3 securities. For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND April 30, 2019 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $47,623,092)	$49,650,803
Receivable for Investment Securities Sold	15,253,926
Dividends Receivable	100,566
Receivable due from Adviser	1,306
Receivable for Capital Shares Sold	900
Prepaid Expenses	8,745

Total Assets	65,016,246

Liabilities:
Payable for Investment Securities Purchased	15,446,044
Payable for Capital Shares Redeemed	53,362
Payable due to Administrator	10,274
Chief Compliance Officer Fees Payable	3,148
Payable due to Trustees	839
Other Accrued Expenses	60,439

Total Liabilities	15,574,106

Net Assets	$49,442,140

Net Assets Consist of:
Paid-in Capital	$45,855,251
Total distributable earnings	3,586,889

Net Assets	$49,442,140

Institutional Shares:
Net Assets	$22,870,519
Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	1,953,081
Net Asset Value, Offering and Redemption Price Per Share*	$11.71

Investor Shares:
Net Assets	$26,571,421
Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	2,276,402
Net Asset Value, Offering and Redemption Price Per Share*	$11.67

*	Redemption price per share may vary depending on length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND FOR THE SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income
Dividends	$678,715
Less: Foreign Taxes Withheld	(192)

Total Investment Income	678,523

Expenses
Investment Advisory Fees	81,705
Administration Fees	61,987
Shareholder Servicing Fees (Investor Class Shares)	31,600
Trustees’ Fees	8,133
Chief Compliance Officer Fees	2,716
Transfer Agent Fees	36,432
Legal Fees	18,222
Printing Fees	12,412
Audit Fees	12,100
Registration Fees	7,141
Custodian Fees	2,480
Insurance and Other Expenses	8,875

Total Expenses	283,803

Less:
Waiver of Investment Advisory Fees	(81,705)
Reimbursement from Adviser	(18,757)

Net Expenses	183,341

Net Investment Income	495,182

Net Realized Gain on Investments	1,332,635
Net Change in Unrealized Depreciation on Investments	(195,229)

Net Realized and Unrealized Gain on Investments	1,137,406

Net Increase in Net Assets Resulting from Operations	$1,632,588

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$495,182	$730,331
Net Realized Gain on Investments	1,332,635	3,900,597
Net Change in Unrealized Depreciation on Investments	(195,229)	(3,926,605)

Net Increase in Net Assets Resulting from Operations	1,632,588	704,323

Distributions
Institutional Shares	(2,142,029)	(877,829)
Investor Shares	(2,561,611)	(1,145,218)

Total Distributions	(4,703,640)	(2,023,047)

Capital Share Transactions:(1)
Institutional Shares
Issued	1,914,683	4,450,804
Reinvestment of Distributions	2,142,028	877,828
Redeemed	(1,327,049)	(3,259,764)

Net Institutional Shares Transactions	2,729,662	2,068,868

Investor Shares
Issued	1,601,051	2,980,399
Reinvestment of Distributions	2,555,658	1,145,217
Redeemed	(1,920,078)	(5,055,105)

Net Investor Shares Transactions	2,236,631	(929,489)

Net Increase in Net Assets from Share Transactions	4,966,293	1,139,379

Total Increase (Decrease) in Net Assets	1,895,241	(179,345)

Net Assets:
Beginning of Period	47,546,899	47,726,244

End of Period	$49,442,140	$47,546,899

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND APRIL 30, 2019

FINANCIAL HIGHLIGHTS
			Selected Per Share Data & Ratios
	For a Share Outstanding Throughout the Year/Period

	Institutional Shares
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Year/ Period	$12.69	$13.05	$11.07	$11.01	$10.85	$10.00

Income (Loss) from Operations:
Net Investment Income (1)	0.13	0.21	0.16	0.15	0.14	0.06
Net Realized and Unrealized Gain (Loss)	0.14	(0.01)	1.95	0.05	0.07	0.79

Total from Operations	0.27	0.20	2.11	0.20	0.21	0.85

Dividends and Distributions from:
Net Investment
Income	(0.20)	(0.16)	(0.13)	(0.14)	(0.04)	—
Net Realized Gains	(1.05)	(0.40)	—	—	(0.01)	—

Total Dividends and Distributions	(1.25)	(0.56)	(0.13)	(0.14)	(0.05)	—

Net Asset Value, End of Year/Period	$11.71	$12.69	$13.05	$11.07	$11.01	$10.85

Total Return††	3.56% †	1.41%	19.21%	1.81%	1.91%	8.50%	†

Ratios and Supplemental Data
Net Assets, End of Year/ Period (Thousands)	$22,871	$21,459	$20,010	$17,606	$608	$170
Ratio of Expenses to Average Net Assets	0.65%**	0.70%	0.83%	0.90%	0.90% ^	0.90%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Advisory Waiver Recapture)	1.08%**	1.04%	1.13%	1.36%	2.90%	125.38%**
Ratio of Net Investment Income to Average Net Assets	2.25%**	1.63%	1.35%	1.33%	1.27%	1.02%**
Portfolio Turnover Rate***	139%	119%	91%	126%	100%	39%

  *Commenced operations on March 25, 2014.

 **Annualized

***Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND APRIL 30, 2019

FINANCIAL HIGHLIGHTS - continued

†Total	return is for the period indicated and has not been annualized.
††

Total  return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^Ratio	includes previously waived administration fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

    (1)Per share data calculated using average shares method.

    Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND APRIL 30, 2019

FINANCIAL HIGHLIGHTS - continued

			Selected Per Share Data & Ratios
	For a Share Outstanding Throughout the Year/Period

	Investor Shares
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Year/ Period	$12.64	$13.00	$11.03	$10.99	$10.85	$10.00

Income (Loss) from Operations:
Net Investment Income (1)	0.12	0.18	0.13	0.15	0.13	0.05
Net Realized and Unrealized Gain (Loss)	0.14	(0.01)	1.95	0.03	0.06	0.80

Total from Operations	0.26	0.17	2.08	0.18	0.19	0.85

Redemption Fees	—	—	—	—(2)	—(2)	—

Dividends and Distributions from:
Net Investment
Income	(0.18)	(0.13)	(0.11)	(0.14)	(0.04)	—
Net Realized Gains	(1.05)	(0.40)	—	—	(0.01)	—

Total Dividends and Distributions	(1.23)	(0.53)	(0.11)	(0.14)	(0.05)	—

Net Asset Value, End of Year/Period	$11.67	$12.64	$13.00	$11.03	$10.99	$10.85

Total Return††	3.40% †	1.18%	18.99%	1.62%	1.66%	8.50%	†

Ratios and Supplemental Data
Net Assets, End of Year/ Period (Thousands)	$26,571	$26,088	$27,716	$24,345	$22,650	$1,967
Ratio of Expenses to Average Net Assets	0.90%**	0.92%	1.08%	1.04%	0.92% ^	1.15%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Advisory Waiver Recapture)	1.33%**	1.26%	1.38%	1.73%	2.19%	33.16%**
Ratio of Net Investment Income to Average Net Assets	2.01%**	1.40%	1.10%	1.35%	1.20%	0.84%**
Portfolio Turnover Rate***	139%	119%	91%	126%	100%	39%

 *Commenced operations on March 25, 2014.

**Annualized

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND APRIL 30, 2019

FINANCIAL HIGHLIGHTS - concluded

***Portfolio	turnover is for the period indicated and has not been annualized.

      †Total return is for the period indicated and has not been annualized.

††Total	return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder
would	pay on Fund distributions or the redemption of Fund shares.
^Ratio	includes previously waived administration fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

     (1)Per share data calculated using average shares method.

     (2)Value is less than $0.01 per share.

       Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND April 30, 2019

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 28 funds. The financial statements herein are those of the NorthPointe Large Cap Value Fund (the “Fund”). The investment objective of the Fund is long-term growth of capital by investing in equity securities from large-cap companies. The Fund is a diversified fund. The financial statements of the remaining funds of the trust are presented separately. The assets of the fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Fund is registered to offer Institutional Shares and Investor Shares.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND April 30, 2019

trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2019, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

During the period ended April 30, 2019, there have been no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND April 30, 2019

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current six months. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax six months ends since inception, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2019, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund will distribute substantially all of its net investment income and make distributions of its net realized capital gain, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in REITs — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal six months-end, and may differ from the estimated amounts.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND April 30, 2019

Redemption Fees — The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. Such fees are retained by the fund for the benefit of the remaining shareholders. For the six months ended April 30, 2019, the Fund did not retain any redemption fees.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2019, the Fund paid $61,987, for these services. For the six months ended April 30, 2019, the Administrator did not recapture any previously waived fees from the Fund.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the average daily net assets attributable to Investor Shares. For the six months ended April 30, 2019, the Fund incurred shareholder servicing fees of $31,600.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

MUFG Union Bank, N.A. acts as the custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND April 30, 2019

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rate based on the average daily net assets of the Fund.

Advisory Fee Rate
NorthPointe Large Cap Value Fund	0.35%

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2019. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the trust, effective as of the close of business on February 28, 2020.

	Institutional Shares	Investor Shares
NorthPointe Large Cap Value Fund	0.65%**	0.90%**

** Prior to March 1, 2018, the expenses limitation was 0.80% for the Institutional Shares and 1.05% for the Investor Shares.

If at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-six months period during which this agreement was in place.

As of April 30, 2019, fees for the Fund which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser, up to the expense cap in place at the time the expenses were waived, were $131,792, expiring in 2019 and $165,132, expiring in 2020 and $100,462, expiring in 2021.

6. Share Transactions:

NorthPointe Large Cap Value Fund	Six Months Ended April 30, 2019 (Unaudited)	Six months Ended October 31, 2018
Share Transactions:

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND April 30, 2019

NorthPointe Large Cap Value Fund	Six Months Ended April 30, 2019 (Unaudited)	Six months Ended October 31, 2018
Institutional Shares
Issued	172,550	338,751
Reinvested	206,221	66,420
Redeemed	(116,567)	(248,027)

Net Share Transactions	262,204	157,144

Investor Shares
Issued	137,300	229,243
Reinvested	247,095	86,925
Redeemed	(171,737)	(385,141)

Net Share Transactions	212,658	(68,973)

7. Investment Transactions:

For the six months ended April 30, 2019, the Fund made purchases of $66,817,780 and sales $65,521,268 in investment securities other than long-term U.S. Government and short-term securities.*

*There were no purchases or sales of long-term U.S. Government securities for the Fund.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends or distributions declared during the last two fiscal years was as follows:

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND April 30, 2019

	Ordinary Income	Long-Term Capital Gain	Total
NorthPointe Large Cap Value Fund
2018	$683,046	$1,340,001	$2,023,047
2017	462,481	—	462,481

As of October 31, 2018, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income	$1,225,453
Undistributed Long-Term Capital Gain	3,316,568
Other Temporary Differences	(1)
Unrealized Appreciation	2,115,921

Total Distributable Earnings	$6,657,941

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to losses on wash sales, which cannot be used for Federal income tax purposes in the current six months and have been deferred for use in future six months. The aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2019, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
NorthPointe Large Cap Value Fund	$47,623,092	$2,635,097	$(607,386)	$2,027,711

9. Concentration of Risks:

As with all mutual funds, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s net asset value and ability to meet its investment objective. A more complete description of risks associated with the Fund is included in the Fund prospectus.

Equity Risk – Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.

Foreign Company Risk – Investing in foreign companies, including direct investments and through ADRs, GDRs and EDRs (collectively, “Depositary Receipts”), which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND April 30, 2019

political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

REIT Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. The Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying the Fund’s expenses.

Investment Style Risk – The Fund pursue a “value style” of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Portfolio Turnover Risk – The Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND April 30, 2019

may pay tax on such capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover rate.

10. Other:

At April 30, 2019, the percentage of total shares outstanding held by shareholders each owning 10% or greater of the aggregate total shares outstanding for the Fund was as follows. These are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders. 91% of the Fund’s Institutional Shares outstanding were held by an affiliate of the Investment Adviser.

	No. of Shareholders	% Ownership
NorthPointe Large Cap Value Fund, Institutional Shares	2	91%
NorthPointe Large Cap Value Fund, Investor Shares	3	99%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to registered investment companies were mainly focused on the presentation of distributable earnings, eliminating the need to present the components of distributable earnings on a book basis in the financial statements. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

12. New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal six months beginning after December 15, 2019, and interim periods within those fiscal six months. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND April 30, 2019

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND April 30, 2019

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND April 30, 2019

	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Annualized Expense Ratios	Expenses Paid During Period*
NorthPointe Large Cap Value Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,035.60	0.60%	$3.03
Investor Shares	1,000.00	1,034.00	0.90	4.54
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,021.82	0.60%	$3.01
Investor Shares	1,000.00	1,020.33	0.90	4.51

* Unless otherwise indicated, expense are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown)

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND April 30, 2019

APPROVAL OF INVESTMENT ADVISOR AGREEMENT (UNAUDITED)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 6, 2018 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND April 30, 2019

of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND April 30, 2019

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND April 30, 2019

with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NorthPointe Large Cap Value Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-877-457-NPF3 (6733)

Adviser:

NorthPointe Capital, LLC

101 West Big Beaver Road, Suite 745

Troy, Michigan 48084

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

NPC-SA-001-0600

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2019

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: July 8, 2019

*	Print the name and title of each signing officer under his or her signature.